Pension Liabilities, Net (Tables)	12 Months Ended
Dec. 31, 2025
Liability, Defined Benefit Plan [Abstract]
Schedule of Changes In Projected Benefit Obligations
	December 31,	December 31,
	2025	2024
	$ thousands	$ thousands
Change in projected benefit obligation
Projected benefit obligation at beginning of year	1,813	2,123
Interest cost	77	59
Expenses paid	(137)	(160)
Exchange rates differences	230	(187)
Actuarial (gain) loss	80	(22)

Projected benefit obligation at end of year	2,063	1,813

Schedule of Assumptions Used
	December 31,	December 31,
	2025	2024
Weighted-average assumptions
Discount rate	3.90%	3.90%
Rate of compensation increase	3.75%	3.75%

Schedule of Expected Benefit Payments
$ thousands

2026	136
2027	141
2028	146
2029	152
2030	158
2031 and thereafter	1,330

2,063